OPERATING LEASES (Narrative) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) m²	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of finance lease and operating lease by lessee [abstract]
Area of lease | m²	51,177
Lease term	2024
Period of lease agreements for service centers and retail stores	two to ten years
Extend period of lease	twenty years
Percentage of increase of lease payment	2%-15%
Period of lease agreements in respect of cell sites and switching stations	two to ten years
Lease contract period	ten years
Percentage of increase of lease payment mostly	2%-10%
Rental expenses | ₪	₪ 178	₪ 213	₪ 260